Condensed Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 477	$ 277	$ 1,432	$ 868	$ 1,166	$ 860
Cost of sales	414	303	1,176	904	1,295	1,085
Gross profit (loss)	63	(26)	256	(36)	(129)	(225)
Operating expenses:
Research and development	399	175	1,295	565	878	659
Sales and marketing	487	450	2,291	1,095	1,696	1,306
General and administrative	1,761	578	4,512	1,645	2,929	1,014
Total operating expenses	2,647	1,203	8,098	3,305	5,503	2,979
Loss from operations	(2,584)	(1,229)	(7,842)	(3,341)	(5,632)	(3,204)
Other income (expense):
Interest expense					(1,823)	(423)
Interest income (expense)	1	(1,171)	1	(1,668)
Change in fair value of derivative liabilities	0	80	0	81	436	(27)
Loss on extinguishment of debt					(1,636)
Other income					162	15
Other Nonoperating Income (Expense)	(1)	0	(1)	158
Total other income (expense)	0	(1,091)	0	(1,429)	(2,861)	(435)
Loss before provision for income taxes					(8,493)	(3,639)
Provision for income taxes					1
Net loss	$ (2,584)	$ (2,320)	$ (7,842)	$ (4,770)	$ (8,494)	$ (3,639)
Net loss per share - basic	$ (0.27)	$ (0.9)	$ (0.81)	$ (1.96)	$ (2.43)	$ (1.58)
Net loss per share - diluted	$ (0.27)	$ (0.9)	$ (0.81)	$ (1.96)	$ (2.43)	$ (1.58)
Weighted-average number of shares - basic	9,677,734	2,578,180	9,671,347	2,429,939	3,493,267	2,303,237
Weighted-average number of shares - diluted	9,677,734	2,578,180	9,671,347	2,429,939	3,493,267	2,303,237